Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTHERN FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 31, 2017
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 16, 2018 TO

PROSPECTUS DATED JULY 31, 2017, AS SUPPLEMENTED

In addition effective December 1, 2017, the benchmark of the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index.

2.	The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Fund Performance” beginning on page 29 of the Prospectus for the Multi-Manager Global Real Estate Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	Inception Date	1-Year	5-Year	Since Inception
Multi-Manager Global Real Estate Fund	11/19/08
Returns before taxes		4.30%	8.52%	13.84%
Returns after taxes on distributions		(0.06)%	4.32%	10.49%
Returns after taxes on distributions and sale of Fund shares		4.22%	6.10%	10.93%
FTSE® EPRA®/NAREIT® Developed® Index (reflects no deduction for fees, expenses, or taxes)		4.06%	9.48%	11.40%
FTSE® EPRA®/NAREIT® Global® Index* (reflects no deduction for fees, expenses, or taxes)		3.75%	8.88%	13.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

*
Effective December 1, 2017, the benchmark for the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index to better align the Fund’s benchmark with the Fund’s current portfolio composition.

MULTI-MANAGER GLOBAL REAL ESTATE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nf_SupplementTextBlock

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED JANUARY 16, 2018 TO

PROSPECTUS DATED JULY 31, 2017, AS SUPPLEMENTED

In addition effective December 1, 2017, the benchmark of the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index.

2.	The “Average Annual Total Return” table and related disclosure in the section entitled “FUND SUMMARIES — Multi-Manager Global Real Estate Fund — Fund Performance” beginning on page 29 of the Prospectus for the Multi-Manager Global Real Estate Fund is replaced with the following:

AVERAGE ANNUAL TOTAL RETURN

(For the periods ended December 31, 2016)

	Inception Date	1-Year	5-Year	Since Inception
Multi-Manager Global Real Estate Fund	11/19/08
Returns before taxes		4.30%	8.52%	13.84%
Returns after taxes on distributions		(0.06)%	4.32%	10.49%
Returns after taxes on distributions and sale of Fund shares		4.22%	6.10%	10.93%
FTSE® EPRA®/NAREIT® Developed® Index (reflects no deduction for fees, expenses, or taxes)		4.06%	9.48%	11.40%
FTSE® EPRA®/NAREIT® Global® Index* (reflects no deduction for fees, expenses, or taxes)		3.75%	8.88%	13.90%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

*
Effective December 1, 2017, the benchmark for the Fund changed from the FTSE® EPRA®/NAREIT® Global® Index to the FTSE® EPRA®/NAREIT® Developed® Index to better align the Fund’s benchmark with the Fund’s current portfolio composition.